19. Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Sumarry of related party loans
	2014	2013

Balance, beginning	$ 7,723	$ 10,952
Additions	2,549	3,546
Reductions	(2,498)	(6,775)
Balance, ending	$ 7,774	$ 7,723
Unused commitments	$ 720	$ 574